Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	5,000,000
common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock shares issued	58,668,647	49,102,484	48,084,287
Common stock shares outstanding	58,668,647	49,102,484	48,084,287
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		701,667	694,324
Series A Junior Participating Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	250,000	250,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Preferred stock, shares designated		4,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock shares issued	0	689	696
Preferred stock shares outstanding	0	689	696
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000